UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03591

Calvert Variable Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2019
Date of Reporting Period

____________________________________________________________________________________

Item 1. Reports to Stockholders

Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap Portfolio

Calvert VP SRI Balanced Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
34	Board of Directors’ Contract Approval
37	Officers and Directors
38	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	09/02/1986	09/02/1986	15.98%	11.39%	6.54%	10.05%
Class F at NAV	10/18/2013	09/02/1986	15.90	11.33	6.32	9.85

Russell 1000® Index	—	—	18.84%	10.02%	10.44%	14.76%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.11	7.87	2.95	3.89
Balanced Blended Benchmark	—	—	13.82	9.64	7.60	10.54

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.72%	0.97%
Net					0.70	0.95

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity	59.9%
Fixed-Income	38.8%
Commercial Paper	1.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly. Prior to 11/1/15, the fixed income component was the Bloomberg Barclays U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,159.80	$3.64	0.68%
Class F	$1,000.00	$1,159.00	$4.98	0.93%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.42	$3.41	0.68%
Class F	$1,000.00	$1,020.18	$4.66	0.93%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

4 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.5%
Aerospace & Defense - 1.5%
CAE, Inc.	91,968	2,472,753
Hexcel Corp.	34,400	2,782,272
		5,255,025

Banks - 3.2%
Bank of America Corp.	163,900	4,753,100
JPMorgan Chase & Co.	34,900	3,901,820
PNC Financial Services Group, Inc. (The)	17,200	2,361,216
		11,016,136

Beverages - 1.3%
PepsiCo, Inc.	33,456	4,387,085

Biotechnology - 0.5%
Gilead Sciences, Inc.	25,905	1,750,142

Capital Markets - 1.1%
S&P Global, Inc.	11,300	2,574,027
Tradeweb Markets, Inc., Class A	25,056	1,097,703
		3,671,730
Chemicals - 0.9%
Ecolab, Inc.	15,400	3,040,576

Commercial Services & Supplies - 1.2%
Waste Management, Inc.	34,516	3,982,111

Consumer Finance - 0.8%
American Express Co.	21,500	2,653,960

Containers & Packaging - 1.4%
Ball Corp.	67,484	4,723,205

Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (1)	21,234	2,484,803

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	75,934	4,338,109

Electrical Equipment - 1.7%
AMETEK, Inc.	40,900	3,715,356
Emerson Electric Co.	29,700	1,981,584
		5,696,940

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Energy Equipment & Services - 1.4%
Core Laboratories NV	22,100	1,155,388
National Oilwell Varco, Inc.	71,071	1,579,909
TechnipFMC plc	76,045	1,972,607
		4,707,904

Entertainment - 1.2%
Walt Disney Co. (The)	28,755	4,015,348

Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	18,800	3,843,660
AvalonBay Communities, Inc.	17,102	3,474,784
		7,318,444
Food & Staples Retailing - 0.6%
Performance Food Group Co. (1)	50,385	2,016,912

Food Products - 1.1%
Mondelez International, Inc., Class A	71,512	3,854,497

Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (1)	63,300	2,720,634
Danaher Corp.	31,600	4,516,272
		7,236,906
Health Care Providers & Services - 1.2%
Anthem, Inc.	14,100	3,979,161

Household Products - 1.4%
Procter & Gamble Co. (The)	44,600	4,890,390

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	43,356	2,091,927

Insurance - 2.8%
American International Group, Inc.	52,300	2,786,544
Assurant, Inc.	19,200	2,042,496
First American Financial Corp.	36,201	1,943,994
Progressive Corp. (The)	32,200	2,573,746
		9,346,780

Interactive Media & Services - 3.3%
Alphabet, Inc., Class C (1)	6,390	6,907,015
IAC/InterActiveCorp (1)	19,400	4,220,082
		11,127,097
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (1)	2,829	5,357,079

6 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IT Services - 4.9%
Amdocs Ltd.	34,408	2,136,393
Cognizant Technology Solutions Corp., Class A	49,000	3,106,110
Fidelity National Information Services, Inc.	33,700	4,134,316
GoDaddy, Inc., Class A (1)	13,400	940,010
Visa, Inc., Class A	36,900	6,403,995
		16,720,824
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	12,218	3,588,182

Machinery - 1.3%
Gardner Denver Holdings, Inc. (1)	76,500	2,646,900
Parker-Hannifin Corp.	10,350	1,759,603
		4,406,503
Multi-Utilities - 1.3%
CMS Energy Corp.	38,685	2,240,248
Sempra Energy	16,708	2,296,348
		4,536,596
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	53,800	2,439,830
Catalent, Inc. (1)	29,800	1,615,458
GlaxoSmithKline plc ADR	34,500	1,380,690
Jazz Pharmaceuticals plc (1)	18,977	2,705,361
Merck & Co., Inc.	48,300	4,049,955
		12,191,294
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,600	1,982,002
Texas Instruments, Inc.	27,351	3,138,801
		5,120,803
Software - 4.7%
Adobe, Inc. (1)	7,763	2,287,368
CrowdStrike Holdings, Inc., Class A (1)	7,437	507,873
Intuit, Inc.	5,952	1,555,436
Microsoft Corp.	72,893	9,764,746
salesforce.com, Inc. (1)	12,306	1,867,189
		15,982,612

Specialty Retail - 3.1%
Home Depot, Inc. (The)	20,200	4,200,994
Lowe’s Cos., Inc.	41,022	4,139,530
TJX Cos., Inc. (The)	39,100	2,067,608
		10,408,132
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	36,372	7,198,746

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear, Inc.	70,054	2,709,689

Total Common Stocks (Cost $164,638,947)		201,805,648

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 16.5%
Basic Materials - 0.3%
LG Chem Ltd., 3.25%, 10/15/24 (2)	550,000	563,814
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	535,000	561,893
		1,125,707

Communications - 1.0%
AT&T, Inc., 4.90%, 6/15/42	300,000	318,205
Comcast Corp.:
3.032%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (3)	440,000	441,870
3.20%, 7/15/36	480,000	467,065
Crown Castle Towers LLC, 3.663%, 5/15/45 (2)	250,000	260,119
NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	219,581
Verizon Communications, Inc.:
3.618%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (3)	229,000	232,134
3.875%, 2/8/29	450,000	482,853
4.329%, 9/21/28	317,000	350,846
4.862%, 8/21/46	270,000	314,686
5.50%, 3/16/47	325,000	410,998
		3,498,357

Consumer, Cyclical - 1.8%
American Airlines Group, Inc., 5.50%, 10/1/19 (2)	70,000	70,665
American Airlines Pass-Through Trust:
4.40%, 3/22/25	417,085	429,118
5.25%, 7/15/25	254,463	268,827
5.60%, 1/15/22 (2)	335,774	341,936
5.625%, 7/15/22 (2)	106,350	109,035
Best Buy Co., Inc., 4.45%, 10/1/28	275,000	290,743
Ford Motor Credit Co. LLC:
2.979%, 8/3/22	1,190,000	1,177,426
3.226%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (3)	270,000	269,311
3.408%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (3)	200,000	197,442
3.484%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (3)	313,000	308,185
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	202,928	205,911
Lennar Corp., 4.50%, 11/15/19	415,000	417,594
Nordstrom, Inc., 5.00%, 1/15/44	453,000	422,934
Starbucks Corp., 2.45%, 6/15/26	250,000	247,545
Tapestry, Inc., 4.125%, 7/15/27	670,000	674,064

8 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (2)	43,038	44,344
6.00%, 4/23/22 (2)	70,485	71,623
WestJet Airlines Ltd., 3.50%, 6/16/21 (2)	100,000	100,567
Whirlpool Corp., 3.70%, 5/1/25	200,000	205,897
Wyndham Destinations, Inc.:
5.40%, 4/1/24	33,000	34,731
5.75%, 4/1/27	331,000	346,722
		6,234,620

Consumer, Non-cyclical - 1.6%
Amgen, Inc., 4.663%, 6/15/51	400,000	438,309
Becton Dickinson and Co.:
2.404%, 6/5/20	231,000	230,854
2.894%, 6/6/22	231,000	234,030
3.194%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (3)	803,000	803,132
Conagra Brands, Inc.:
3.092%, (3 mo. USD LIBOR + 0.50%), 10/9/20 (3)	75,000	74,844
3.342%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (3)	122,000	122,025
CVS Health Corp.:
3.125%, 3/9/20	58,000	58,232
3.173%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (3)	44,000	44,208
4.30%, 3/25/28	659,000	695,133
CVS Pass-Through Trust, 6.036%, 12/10/28	412,687	462,129
Ecolab, Inc., 3.25%, 12/1/27	100,000	104,148
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (2)	300,000	315,626
Kaiser Foundation Hospitals, 3.15%, 5/1/27 (4)	437,000	450,758
Kraft Heinz Foods Co., 5.20%, 7/15/45	300,000	314,767
Life Technologies Corp., 6.00%, 3/1/20	300,000	306,392
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	220,282
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (2)	50,000	52,604
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	447,000	445,771
		5,373,244

Energy - 0.3%
Oceaneering International, Inc., 4.65%, 11/15/24 (4)	168,000	165,480
TerraForm Power Operating LLC:
5.00%, 1/31/28 (2)	580,000	584,350
6.625%, 6/15/25 (2)	150,000	158,063
		907,893
Financial - 6.5%
Ally Financial, Inc., 4.125%, 3/30/20	543,000	549,608
Banco Santander S.A.:
3.125%, 2/23/23	409,000	415,018
3.614%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (3)	200,000	199,349
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (2)	350,000	350,833

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Bank of America Corp.:
3.269%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (3)	138,000	138,216
3.499% to 5/17/21, 5/17/22 (5)	704,000	718,094
3.55% to 3/5/23, 3/5/24 (5)	762,000	789,619
3.593% to 7/21/27, 7/21/28 (5)	690,000	719,683
3.772%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (3)	232,000	235,001
3.824% to 1/20/27, 1/20/28 (5)	1,385,000	1,466,724
3.974% to 2/7/29, 2/7/30 (5)	184,000	197,218
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (5)	944,000	968,373
Capital One Financial Corp.:
3.033%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (3)	110,000	110,128
3.30%, 10/30/24	209,000	214,441
3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (3)	880,000	878,327
4.20%, 10/29/25	300,000	315,227
Capital One NA, 2.65%, 8/8/22	295,000	296,568
CBL & Associates LP, 5.25%, 12/1/23	222,000	160,950
Citigroup, Inc.:
2.75%, 4/25/22	370,000	373,694
3.142% to 1/24/22, 1/24/23 (5)	388,000	394,580
3.523%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (3)	150,000	151,655
3.531%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (3)	150,000	150,518
3.841%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (3)	195,000	196,547
3.887% to 1/10/27, 1/10/28 (5)	927,000	981,091
5.80% to 11/15/19 (5)(6)	135,000	135,506
6.125% to 11/15/20 (5)(6)	65,000	66,810
Citizens Bank NA:
2.25%, 3/2/20	250,000	249,818
2.55%, 5/13/21	200,000	200,511
Citizens Financial Group, Inc., 2.375%, 7/28/21	170,000	169,880
Commonwealth Bank of Australia, 2.50%, 9/18/22 (2)(4)	270,000	271,642
Credit Acceptance Corp.:
6.125%, 2/15/21	208,000	208,390
7.375%, 3/15/23	240,000	249,900
DDR Corp., 3.625%, 2/1/25	259,000	262,126
Digital Realty Trust LP:
3.95%, 7/1/22	360,000	375,199
4.75%, 10/1/25	260,000	285,020
Discover Bank, 4.682% to 8/9/23, 8/9/28 (5)	275,000	285,219
Discover Financial Services, 3.95%, 11/6/24	200,000	210,428
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (5)	53,000	53,436
2.905% to 7/24/22, 7/24/23 (5)	488,000	492,809
2.908% to 6/5/22, 6/5/23 (5)	567,000	573,390
3.581%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (3)	260,000	260,583
3.688%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (3)	200,000	197,369
International Finance Corp., 1.75%, 3/30/20	820,000	817,876

10 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24 (5)	530,000	556,144
Lazard Group LLC, 4.50%, 9/19/28	327,000	348,389
Marsh & McLennan Cos., Inc., 3.519%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (3)	168,000	168,490
Morgan Stanley:
2.80%, 6/16/20	665,000	668,172
3.981%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (3)	260,000	265,118
4.00%, 7/23/25	325,000	348,189
4.875%, 11/1/22	105,000	112,441
National Australia Bank Ltd., 3.625%, 6/20/23	275,000	287,702
Radian Group, Inc., 4.875%, 3/15/27	67,000	67,586
SBA Tower Trust:
2.877%, 7/15/46 (2)	300,000	300,889
3.722%, 4/9/48 (2)	660,000	681,202
Synchrony Financial:
3.00%, 8/15/19	32,000	32,005
3.806%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (3)	90,000	90,367
3.95%, 12/1/27	306,000	305,789
4.25%, 8/15/24	155,000	161,528
4.50%, 7/23/25	625,000	656,303
Synovus Financial Corp.:
3.125%, 11/1/22	156,000	156,895
5.90% to 2/7/24, 2/7/29 (5)	35,000	36,313
Toronto-Dominion Bank (The), 1.85%, 9/11/20	500,000	498,557
		22,079,453

Government - 1.4%
Asian Development Bank, 3.125%, 9/26/28	540,000	586,600
European Bank for Reconstruction & Development, 0.875%, 7/22/19	550,000	549,578
Inter-American Development Bank, 3.00%, 9/26/22	540,000	559,398
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200,000	1,281,942
International Finance Corp., 2.00%, 10/24/22	1,625,000	1,635,540
		4,613,058

Industrial - 1.1%
Jabil, Inc.:
3.95%, 1/12/28	381,000	374,687
4.70%, 9/15/22	569,000	595,430
5.625%, 12/15/20	70,000	73,171
Johnson Controls International plc, 4.625%, 7/2/44	225,000	231,086
Owens Corning:
3.40%, 8/15/26	400,000	389,752
4.30%, 7/15/47	131,000	111,010
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (2)	375,000	382,318
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	155,057	155,639

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (2)	260,000	259,921
3.55%, 4/15/24 (2)	300,000	308,788
Wabtec Corp.:
3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (3)	486,000	484,773
4.95%, 9/15/28	363,000	389,358
		3,755,933

Technology - 1.6%
Apple, Inc., 3.00%, 6/20/27	592,000	606,937
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	208,411
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (2)	605,000	623,257
DXC Technology Co.:
3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (3)	843,000	843,012
4.25%, 4/15/24	273,000	286,128
Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (3)	278,000	278,049
Marvell Technology Group Ltd., 4.20%, 6/22/23	37,000	38,542
Microchip Technology, Inc., 4.333%, 6/1/23	547,000	569,941
Microsoft Corp.:
2.40%, 8/8/26	285,000	286,473
4.45%, 11/3/45	250,000	299,882
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (2)	325,000	341,250
Seagate HDD Cayman:
4.875%, 3/1/24 (4)	235,000	241,277
4.875%, 6/1/27	200,000	200,797
5.75%, 12/1/34	75,000	73,809
Western Digital Corp., 4.75%, 2/15/26 (4)	366,000	359,979
		5,257,744

Utilities - 0.9%
American Water Capital Corp., 2.95%, 9/1/27	370,000	372,661
Avangrid, Inc.:
3.15%, 12/1/24	957,000	976,018
3.80%, 6/1/29	590,000	618,274
MidAmerican Energy Co., 4.25%, 7/15/49	350,000	398,506
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (2)	375,000	378,394
Public Service Co. of Colorado, 3.70%, 6/15/28	258,000	278,360
		3,022,213

Total Corporate Bonds (Cost $54,120,787)		55,868,222

ASSET-BACKED SECURITIES - 8.8%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (2)	168,580	179,508
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (2)	644,745	675,666

12 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22 (2)	845,000	850,367
Series 2018-A, Class C, 4.79%, 5/15/24 (2)	150,000	152,248
Series 2019-A, Class A, 3.48%, 7/15/22 (2)	149,281	149,871
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	88,333	88,332
Series 2014-1A, Class C, 3.75%, 7/20/20 (2)	35,833	35,847
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	1,892,000	1,891,322
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (2)	795,555	794,243
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	22,643	22,657
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	308,700	316,350
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	190,409	190,846
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	65,689	65,951
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	58,072	58,498
Series 2019-A, Class A, 3.40%, 10/16/23 (2)	209,548	210,657
Series 2019-A, Class B, 4.36%, 10/16/23 (2)	260,000	261,836
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	44,857	44,962
Series 2017-P2, Class B, 3.56%, 1/15/24 (2)	260,000	261,374
Series 2019-P1, Class A, 2.94%, 7/15/26 (2)	140,000	140,487
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25 (2)	625,000	626,505
Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	1,710,000	1,709,965
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (2)	83,725	85,333
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (2)	59,811	59,773
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (2)	132,401	133,378
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	448,725	465,311
Series 2016-1A, Class A2, 6.125%, 7/20/46 (2)	145,875	154,065
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	28,710	30,178
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (2)	47,627	47,713
Series 2014-1A, Class B1, 4.406%, 4/19/44 (2)	350,000	366,393
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	1,174,776	1,172,811
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49 (2)(7)	190,000	190,394
Series 2019-1A, Class B, 4.14%, 7/26/49 (2)(7)	30,000	30,063
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	578,200	595,531
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (2)	176,400	184,467
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	272,938	278,817
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (2)	25,000	25,983
Invitation Homes Trust:
Series 2017-SFR2, Class C, 3.844%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (2)(3)	116,000	116,316
Series 2018-SFR2, Class A, 3.294%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (2)(3)	876,600	876,125

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited) 13

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2018-SFR2, Class D, 3.844%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (2)(3)	155,000	153,999
Series 2018-SFR3, Class D, 4.044%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (2)(3)	150,000	150,017
Jack In The Box Funding LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (2)(7)	295,000	295,000
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (2)	63,556	63,726
Series 2017-2A, Class B, 3.19%, 7/15/24 (2)	100,813	100,903
Mosaic Solar Loans LLC, Series 2019-1A, Class A, 4.37%, 12/21/43 (2)	415,394	435,407
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (2)	335,000	334,598
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	118,538	118,877
Series 2016-1A, Class B, 4.57%, 2/20/29 (2)	215,000	218,579
Series 2017-1A, Class A1, 2.37%, 9/14/32 (2)	475,000	474,160
Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (2)	250,000	249,960
Series 2018-A, Class A, 3.61%, 3/8/24 (2)	706,000	713,380
Series 2018-B, Class A, 3.91%, 7/8/24 (2)	1,154,000	1,175,103
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	501,213	517,581
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (2)	69,475	73,031
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (2)	100,000	100,939
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23 (2)	185,213	188,773
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	32,257	32,303
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	673,982	674,184
Series 2018-1A, Class A, 3.11%, 6/17/24 (2)	62,610	62,648
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	559,463	561,571
Series 2018-2A, Class B, 3.96%, 10/15/24 (2)	440,000	445,785
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	74,479	74,418
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	31,425	31,407
SoFi Professional Loan Program LLC:
Series 2014-B, Class A1, 3.654%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (2)(3)	27,833	27,910
Series 2014-B, Class A2, 2.55%, 8/27/29 (2)	60,879	60,771
SolarCity LMC Series I LLC, Series 2013-1, Class A, 4.80%, 11/20/38 (2)	381,529	402,732
SolarCity LMC Series II LLC, Series 2014-1, Class A, 4.59%, 4/20/44 (2)	219,235	224,072
SolarCity LMC Series III LLC:
Series 2014-2, Class A, 4.02%, 7/20/44 (2)	577,776	582,776
Series 2014-2, Class B, 5.44%, 7/20/44 (2)	864,223	862,843
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36 (2)	784,522	793,981
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	340,018	340,391
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (2)	83,423	85,342
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (2)	1,420,250	1,479,813
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (2)	343,074	350,940
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (2)	374,936	375,202
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	431,081	430,910
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	773,387	785,119

14 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	900,000	897,357
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	738,498	760,799
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (2)	334,480	343,944
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (2)	300,000	300,585
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (2)	13,553	13,558

Total Asset-Backed Securities (Cost $29,527,341)		29,905,537

U.S. TREASURY OBLIGATIONS - 5.5%
U.S. Treasury Bond, 3.00%, 2/15/49	3,200,000	3,510,125
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23 (8)	113,149	114,507
0.75%, 7/15/28 (8)	4,637,416	4,834,236
U.S. Treasury Notes:
1.00%, 8/31/19	1,735,000	1,731,339
1.375%, 7/31/19 (4)	647,000	646,536
1.625%, 8/31/19	1,800,000	1,798,046
2.25%, 3/31/21	3,430,000	3,456,328
2.375%, 2/29/24	2,207,000	2,268,382
2.375%, 5/15/29 (4)	159,000	164,239
2.625%, 12/31/25	28,000	29,312
2.625%, 2/15/29	31,000	32,677

Total U.S. Treasury Obligations (Cost $18,120,061)		18,585,727

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 3.7%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.704%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (2)(3)	21,543	21,596
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	530,000	576,463
Series W5FX, Class AFX, 3.34%, 4/25/28	191,667	200,846
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.654%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (3)	493,000	524,776
Series 2015-HQA2, Class M2, 5.204%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (3)	127,617	129,799
Series 2016-DNA2, Class M2, 4.604%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (3)	60,948	61,259
Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (3)	600,000	614,024
Series 2018-DNA1, Class M1, 2.854%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (3)	266,150	265,854
Series 2018-DNA2, Class B1, 6.104%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (2)(3)	35,000	35,840
Series 2018-HQA1, Class M2, 4.704%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (3)	155,000	155,347
Series 2019-DNA2, Class M1, 3.204%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (2)(3)	60,000	60,128
Series 2019-DNA2, Class M2, 4.854%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (2)(3)	121,000	123,299
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.878%, 2/25/27 (9)	296,842	305,542
Series 2017-M13, Class A2, 3.037%, 9/25/27 (9)	675,000	697,571
Series 2018-M4, Class A2, 3.144%, 3/25/28 (9)	721,000	752,485
Series 2018-M8, Class A2, 3.436%, 6/25/28 (9)	459,231	489,524
Series 2018-M13, Class A2, 3.82%, 9/25/30 (9)	1,680,000	1,847,791

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited) 15

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - CONT’D
Series 2019-M1, Class A2, 3.673%, 9/25/28 (9)	785,000	852,291
Series 2019-M9, Class A2, 2.937%, 4/25/29 (9)	291,000	300,602
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.654%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (3)	490,032	545,465
Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (3)	649,562	679,754
Series 2014-C02, Class 2M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (3)	198,995	205,716
Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (3)	400,940	423,674
Series 2014-C03, Class 2M2, 5.304%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (3)	343,855	357,938
Series 2014-C04, Class 1M2, 7.304%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (3)	618,822	685,577
Series 2016-C06, Class 1M2, 6.654%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (3)	200,000	216,927
Series 2017-C04, Class 2M1, 3.254%, (1 mo. USD LIBOR + 0.85%), 11/25/29 (3)	371,567	373,041
Series 2017-C05, Class 1M1, 2.954%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (3)	82,759	83,080
Series 2017-C06, Class 1M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (3)	320,000	328,674
Series 2018-C03, Class 1M1, 3.084%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (3)	105,445	105,649
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274,620	281,144
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (2)(10)	100,000	101,062

Total Collateralized Mortgage-Backed Obligations (Cost $11,908,230)		12,402,738

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.644%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (2)(3)	235,000	234,857
CLNS Trust, Series 2017-IKPR, Class B, 3.412%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (2)(3)	600,000	600,564
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (2)	100,000	100,220
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	300,000	297,244
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (2)	100,000	92,985
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.094%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (2)(3)	500,000	499,936
Series 2019-BPR, Class A, 3.794%, (1 mo. USD LIBOR + 1.40%), 5/15/36 (2)(3)	560,000	560,880
Series 2019-BPR, Class B, 4.494%, (1 mo. USD LIBOR + 2.10%), 5/15/36 (2)(3)	230,000	230,435
Series 2019-BPR, Class C, 5.444%, (1 mo. USD LIBOR + 3.05%), 5/15/36 (2)(3)	100,000	100,306
Motel 6 Trust:
Series 2017-MTL6, Class B, 3.584%, (1 mo. USD LIBOR + 1.19%), 8/15/34 (2)(3)	52,843	52,915
Series 2017-MTL6, Class C, 3.798%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (2)(3)	334,675	335,243
Series 2017-MTL6, Class D, 4.548%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (2)(3)	206,970	208,214
Series 2017-MTL6, Class E, 5.648%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (2)(3)	73,100	73,743
RETL Trust:
Series 2019-RVP, Class A, 3.544%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (2)(3)	596,776	598,604
Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (2)(3)	760,000	762,848
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.754%, 8/10/31 (2)	450,000	456,108

Total Commercial Mortgage-Backed Securities (Cost $5,202,967)		5,205,102

16 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - 0.9%

General Obligations - 0.6%
Los Angeles Unified School District, California, 5.75%, 7/1/34 (11)	450,000	575,028
Massachusetts, Green Bonds, 3.277%, 6/1/46	435,000	432,255
New York City, NY, 5.206%, 10/1/31 (11)	470,000	560,649
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285,000	304,466
		1,872,398

Special Tax Revenue - 0.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (11)	300,000	355,497
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (11)	600,000	748,896
		1,104,393

Water and Sewer - 0.0% (12)
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	130,000	166,738

Total Taxable Municipal Obligations (Cost $2,978,776)		3,143,529

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association:
2.65%, 6/1/26	332,263	339,522
2.68%, 7/1/26	350,000	358,383

Total U.S. Government Agency Mortgage-Backed Securities (Cost $693,377)		697,905

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	265,000	266,261

Total Sovereign Government Bonds (Cost $264,866)		266,261

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.5%
Overseas Private Investment Corp.:
3.22%, 9/15/29	423,842	443,336
3.52%, 9/20/32	417,375	446,496
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	137,000	139,963
2.618%, 8/1/23	69,000	70,344
2.668%, 8/1/24	240,000	248,593
2.738%, 8/1/25	240,000	249,199

Total U.S. Government Agencies and Instrumentalities (Cost $1,527,217)		1,597,931

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited) 17

	PRINCIPAL AMOUNT ($)	VALUE ($)
CONVERTIBLE BONDS - 0.0% (12)
Technology - 0.0% (12)
Rovi Corp., 0.50%, 3/1/20	125,000	122,194

Total Convertible Bonds (Cost $121,875)		122,194

FLOATING RATE LOANS (13) - 0.9%

Building and Development - 0.1%
DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	297,750	297,265

Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	251,465	249,841
First Data Corporation, Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 7/8/22	224,400	224,400
		474,241

Cable and Satellite Television - 0.1%
UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	191,570	191,529
Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	230,000	225,703
		417,232

Cosmetics/Toiletries - 0.0% (12)
Prestige Brands, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 1/26/24	47,126	46,932

Drugs - 0.1%
Jaguar Holding Company II, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/18/22	434,344	432,250

Electronics/Electrical - 0.2%
Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	52,553	52,614
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	443,787	442,816
MA FinanceCo., LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	18,544	18,220
Seattle Spinco, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	125,235	123,044
SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	79,596	79,264
		715,958

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	265,635	265,543

Financial - 0.0% (12)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (14)(15)(16)	385,345	6,078

Industrial Equipment - 0.0% (12)
Rexnord, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/21/24	45,313	45,322

Leisure Goods/Activities/Movies - 0.0% (12)
Bombardier Recreational Products, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 5/23/25	69,649	68,779

18 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (13) - CONT’D
Lodging and Casinos - 0.0% (12)
ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	69,650	69,527

Telecommunications - 0.1%
Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	110,000	109,232

Total Floating Rate Loans (Cost $3,334,679)		2,948,359

COMMERCIAL PAPER - 1.2%
AutoZone, Inc., 2.496%, 7/11/19 (2)(17)	320,000	319,781
Avangrid, Inc., 2.538%, 7/17/19 (2)(17)	2,405,000	2,402,328
Enel Finance America, 2.83%, 7/26/19 (2)(17)	500,000	499,035
Ford Motor Credit Co., 3.414%, 8/1/19 (2)(17)	600,000	598,280
Marriott International, Inc, 2.738%, 7/12/19 (2)(17)	400,000	399,671

Total Commercial Paper (Cost $4,219,095)		4,219,095

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	1,535,925	1,535,925

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,535,925)		1,535,925

TOTAL INVESTMENTS (Cost $298,194,143) - 99.8%		338,304,173
Other assets and liabilities, net - 0.2%		744,482
NET ASSETS - 100.0%		339,048,655

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited) 19

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $44,851,004, which represents 13.2% of the net assets of the Fund as of June 30, 2019.

(3) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(4) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $2,125,453.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7) When-issued security.
(8) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.
(10) Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2019.
(11) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(12) Amount is less than 0.05%.
(13) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(14) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(15) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of June 30, 2019.
(16) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(17) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2019, the aggregate value of these securities is $4,219,095, representing 1.2% of the Fund’s net assets

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	37	9/30/19	$7,961,648	$43,876
U.S. 10-Year Treasury Note	2	9/19/19	255,938	4,496
U.S. Long Treasury Bond	6	9/19/19	933,563	21,176
U.S. Ultra-Long Treasury Bond	42	9/19/19	7,457,625	231,904
Total Long				$301,452

Short:
U.S. 2-Year Treasury Note	(3)	9/30/19	($645,539)	($3,528)
U.S. 5-Year Treasury Note	(10)	9/30/19	(1,181,563)	(10,408)
U.S. Long Treasury Bond	(1)	9/19/19	(155,594)	(4,189)
U.S. Ultra 10-Year Treasury Note	(38)	9/19/19	(5,248,750)	(110,257)
Total Short				($128,382)

20 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $298,194,143) - including $2,125,453 of securities on loan	$338,304,173
Cash	3,169,002
Cash denominated in foreign currency, at value (cost $5,961)	5,969
Receivable for investments sold	12,111
Receivable for capital shares sold	90,402
Dividends and interest receivable	989,090
Securities lending income receivable	465
Tax reclaims receivable	25,163
Deposits at broker for futures contracts	155,724
Directors’ deferred compensation plan	55,245
Other assets	14,221
Total assets	342,821,565

LIABILITIES
Payable for variation margin on open futures contracts	8,878
Payable for investments purchased	888,865
Payable for when-issued securities	515,000
Payable for capital shares redeemed	161,403
Deposits for securities loaned	1,535,925
Payable to affiliates:
Investment advisory fee	112,766
Administrative fee	33,005
Distribution and service fees	704
Sub-transfer agency fee	122
Directors’ deferred compensation plan	55,245
Accrued expenses	460,997
Total liabilities	3,772,910
NET ASSETS	$339,048,655

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(500,000,000 shares per class of $0.01 par value authorized)	$274,242,630
Distributable earnings	64,806,025
Total	$339,048,655

NET ASSET VALUE PER SHARE
Class I (based on net assets of $335,466,848 and 149,113,290 shares outstanding)	$2.25
Class F (based on net assets of $3,581,807 and 1,586,336 shares outstanding)	$2.26
See notes to financial statements.

22 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP SRI BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $23,795)	$1,457,633
Interest income	2,318,339
Securities lending income, net	5,140
Total investment income	3,781,112

EXPENSES
Investment advisory fee	654,308
Administrative fee	191,505
Distribution and service fees:
Class F	3,300
Directors’ fees and expenses	10,438
Custodian fees	54,331
Transfer agency fees and expenses	78,158
Accounting fees	36,672
Professional fees	21,808
Reports to shareholders	29,675
Miscellaneous	14,160
Total expenses	1,094,355
Reimbursement of expenses-other	(4,384)
Net expenses	1,089,971
Net investment income	2,691,141

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	4,262,406
Futures contracts	1,075,860
Foreign currency transactions	144
5,338,410

Net change in unrealized appreciation (depreciation) on:
Investment securities	39,129,346
Futures contracts	(406,786)
Foreign currency	15
38,722,575

Net realized and unrealized gain	44,060,985

Net increase in net assets resulting from operations	$46,752,126
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$2,691,141	$5,322,733
Net realized gain	5,338,410	11,450,521
Net change in unrealized appreciation (depreciation)	38,722,575	(24,162,286)
Net increase (decrease) in net assets resulting from operations	46,752,126	(7,389,032)

Distributions to shareholders:
Class I shares	—	(34,758,500)
Class F shares	—	(223,448)
Total distributions to shareholders	—	(34,981,948)

Capital share transactions:
Class I shares	(7,270,923)	9,350,010
Class F shares	1,302,222	686,027
Net increase (decrease) in net assets from capital share transactions	(5,968,701)	10,036,037

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,783,425	(32,334,943)

NET ASSETS
Beginning of period	298,265,230	330,600,173
End of period	$339,048,655	$298,265,230
See notes to financial statements.

24 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP SRI BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS I SHARES			2018	2017	2016	2015		2014
Net asset value, beginning	$1.94		$2.23	$2.05	$2.00	$2.05		$2.04
Income from investment operations:
Net investment income (1)	0.02		0.04	0.04	0.04	0.04		0.03
Net realized and unrealized gain (loss)	0.29		(0.08)	0.20	0.11	(0.08)		0.16
Total from investment operations	0.31		(0.04)	0.24	0.15	(0.04)		0.19
Distributions from:
Net investment income	—		(0.04)	(0.04)	(0.04)	—	(2)	(0.03)
Net realized gain	—		(0.21)	(0.02)	(0.06)	(0.01)		(0.15)
Total distributions	—		(0.25)	(0.06)	(0.10)	(0.01)		(0.18)
Total increase (decrease) in net asset value	0.31		(0.29)	0.18	0.05	(0.05)		0.01
Net asset value, ending	$2.25		$1.94	$2.23	$2.05	$2.00		$2.05
Total return (3)	15.98%	(4)	(2.67%)	12.16%	7.58%	(1.90%)		9.60%
Ratios to average net assets: (5)
Total expenses	0.68%	(6)	0.72%	0.69%	0.75%	0.85%		0.86%
Net expenses	0.68%	(6)	0.70%	0.68%	0.70%	0.84%		0.86%
Net investment income	1.69%	(6)	1.66%	1.73%	2.06%	1.73%		1.58%
Portfolio turnover	34%	(4)	77%	132%	129%	90%		97%
Net assets, ending (in thousands)	$335,467		$296,345	$329,060	$325,638	$323,676		$354,585

(1) Computed using average shares outstanding.
(2) Amount is less than $(0.005).
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$1.95		$2.24	$2.08	$2.03	$2.09	$2.06
Income from investment operations:
Net investment income (1)	0.02		0.03	0.03	0.03	0.03	0.03
Net realized and unrealized gain (loss)	0.29		(0.07)	0.19	0.12	(0.08)	0.16
Total from investment operations	0.31		(0.04)	0.22	0.15	(0.05)	0.19
Distributions from:
Net investment income	—		(0.04)	(0.04)	(0.04)	—	(0.01)
Net realized gain	—		(0.21)	(0.02)	(0.06)	(0.01)	(0.15)
Total distributions	—		(0.25)	(0.06)	(0.10)	(0.01)	(0.16)
Total increase (decrease) in net asset value	0.31		(0.29)	0.16	0.05	(0.06)	0.03
Net asset value, ending	$2.26		$1.95	$2.24	$2.08	$2.03	$2.09
Total return (2)	15.90%	(3)	(2.65%)	11.01%	7.14%	(2.46%)	9.18%
Ratios to average net assets: (4)
Total expenses	0.93%	(5)	0.96%	1.40%	1.40%	1.74%	14.91%
Net expenses	0.93%	(5)	0.96%	1.08%	1.10%	1.15%	1.15%
Net investment income	1.45%	(5)	1.40%	1.30%	1.65%	1.49%	1.36%
Portfolio turnover	34%	(3)	77%	132%	129%	90%	97%
Net assets, ending (in thousands)	$3,582		$1,920	$1,540	$588	$324	$35

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

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Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$201,805,648	(2)	$—	$—	$201,805,648
Corporate Bonds	—		55,868,222	—	55,868,222
Asset-Backed Securities	—		29,905,537	—	29,905,537
U.S. Treasury Obligations	—		18,585,727	—	18,585,727
Collateralized Mortgage-Backed Obligations	—		12,402,738	—	12,402,738
Commercial Mortgage-Backed Securities	—		5,205,102	—	5,205,102
Taxable Municipal Obligations	—		3,143,529	—	3,143,529
U.S. Government Agency Mortgage-Backed Securities	—		697,905	—	697,905
Sovereign Government Bonds	—		266,261	—	266,261
U.S. Government Agencies and Instrumentalities	—		1,597,931	—	1,597,931
Convertible Bonds	—		122,194	—	122,194
Floating Rate Loans	—		2,942,281	6,078	2,948,359
Commercial Paper	—		4,219,095	—	4,219,095
Short Term Investment of Cash Collateral for Securities Loaned	1,535,925		—	—	1,535,925
Total Investments	$203,341,573		$134,956,522	$6,078	$338,304,173
Futures Contracts	$301,452		$—	$—	$301,452
Total	$203,643,025		$134,956,522	$6,078	$338,605,625

Liabilities
Futures Contracts	$(128,382)		$—	$—	$(128,382)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.

28 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Floating Rate Loans: The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F. Unfunded Loan Commitments: The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Schedule of Investments.
G. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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K. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
N. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.41% on the first $500 million, 0.36% on the next $500 million, and 0.325% on the excess of $1 billion. For the six months ended June 30, 2019, the investment advisory fee amounted to $654,308 or 0.41% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.70% and 0.95% (0.70% and 1.07% prior to May 1, 2019) of the Fund’s average daily net assets for Class I and Class F, respectively. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. Pursuant to this agreement, no operating expenses were waived or reimbursed for the six months ended June 30, 2019.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $191,505.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $3,300 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $365 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees

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are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $4,384, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, expenses incurred under the Servicing Plan amounted to $75,227 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on floating rate loans, were $79,246,849 and $94,425,298, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $29,495,498 and $23,131,878, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$298,614,722
Gross unrealized appreciation	$43,711,779
Gross unrealized depreciation	(3,849,258)
Net unrealized appreciation (depreciation)	$39,862,521
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Distributable earnings	$301,452	(1)	$(128,382)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$1,075,860	$(406,786)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2019 was approximately $17,284,000 and $3,724,000, respectively.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan, including accrued interest, was $2,142,364 and the total value of collateral received was $2,185,775, comprised of cash of $1,535,925 and U.S. Government and/or agencies securities of $649,850.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,372,013	—	—	—	$1,372,013
U.S. Treasury Obligations	813,762	—	—	—	813,762
Total	$2,185,775	—	—	—	$2,185,775
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at June 30, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,940,125	$8,426,284	6,969,839	$15,217,053
Reinvestment of distributions	—	—	16,473,223	34,758,500
Shares redeemed	(7,452,547)	(15,697,207)	(18,490,423)	(40,625,543)
Net increase (decrease)	(3,512,422)	($7,270,923)	4,952,639	$9,350,010

Class F
Shares sold	652,009	$1,407,733	430,811	$982,569
Reinvestment of distributions	—	—	105,400	223,448
Shares redeemed	(49,518)	(105,511)	(238,454)	(519,990)
Net increase	602,491	$1,302,222	297,757	$686,027
At June 30, 2019, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 75.6%.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Balanced Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-year period ended September 30, 2018, underperformed the median of the Fund’s peer universe for the three-year period ended September 30, 2018, and underperformed the Fund’s benchmark index and its blended index for the one- and three-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its custom index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP SRI BALANCED PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24218 6.30.2019

Calvert VP SRI Mid Cap Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
18	Board of Directors’ Contract Approval
21	Officers and Directors
22	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Charles B. Gaffney of Calvert Research and Management

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	07/16/1991	07/16/1991	21.25%	10.16%	6.73%	13.96%

Russell Midcap® Index	—	—	21.35%	7.83%	8.63%	15.15%

% Total Annual Operating Expense Ratios[3]
Gross						1.01%
Net						0.99

Fund Profile

SECTOR ALLOCATION (% of total investments)		TEN LARGEST HOLDINGS (% of net assets)[4]

Information Technology	21.3%	CMS Energy Corp.	2.2%
Industrials	14.3%	Xcel Energy, Inc.	2.1%
Financials	13.3%	AvalonBay Communities, Inc.	2.1%
Health Care	11.5%	Fidelity National Information Services, Inc.	2.1%
Consumer Discretionary	10.7%	Sempra Energy	2.1%
Real Estate	9.4%	Ball Corp.	1.9%
Utilities	7.7%	Extra Space Storage, Inc.	1.9%
Materials	4.4%	National Retail Properties, Inc.	1.8%
Consumer Staples	3.4%	Equity Residential	1.8%
Communication Services	2.2%	Agilent Technologies, Inc.	1.7%
Energy	1.8%	Total	19.7%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
	$1,000.00	$1,212.50	$5.43**	0.99%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,019.89	$4.96**	0.99%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.4%
CAE, Inc.	13,900	373,730
Hexcel Corp.	6,085	492,155
		865,885

Auto Components - 1.4%
Aptiv plc	6,100	493,063

Banks - 0.7%
First Republic Bank	2,547	248,715

Building Products - 2.3%
Fortune Brands Home & Security, Inc.	7,600	434,188
Trex Co., Inc. (1)(2)	5,700	408,690
		842,878

Capital Markets - 5.0%
Cboe Global Markets, Inc.	3,900	404,157
Northern Trust Corp.	5,500	495,000
Raymond James Financial, Inc.	3,330	281,551
SEI Investments Co.	7,300	409,530
Tradeweb Markets, Inc., Class A	5,022	220,014
		1,810,252

Chemicals - 1.5%
Sherwin-Williams Co. (The)	1,165	533,908

Commercial Services & Supplies - 1.7%
Republic Services, Inc.	4,350	376,884
Tetra Tech, Inc.	3,100	243,505
		620,389

Consumer Finance - 1.4%
Discover Financial Services	6,400	496,576

Containers & Packaging - 1.9%
Ball Corp.	10,002	700,040

Distributors - 0.7%
Pool Corp.	1,350	257,850

www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Consumer Services - 4.0%
Bright Horizons Family Solutions, Inc. (1)	2,467	372,196
Grand Canyon Education, Inc. (1)	4,750	555,845
ServiceMaster Global Holdings, Inc. (1)	10,284	535,694
		1,463,735

Electric Utilities - 2.1%
Xcel Energy, Inc.	12,900	767,421

Electrical Equipment - 1.5%
AMETEK, Inc.	6,161	559,665

Electronic Equipment, Instruments & Components - 2.7%
CDW Corp.	3,970	440,670
FLIR Systems, Inc.	9,725	526,123
		966,793

Energy Equipment & Services - 1.8%
National Oilwell Varco, Inc.	11,700	260,091
TechnipFMC plc	14,574	378,050
		638,141

Equity Real Estate Investment Trusts (REITs) - 9.3%
AvalonBay Communities, Inc.	3,726	757,048
Equity Residential	8,502	645,472
Extra Space Storage, Inc.	6,532	693,045
Mid-America Apartment Communities, Inc.	5,380	633,549
National Retail Properties, Inc.	12,376	656,052
		3,385,166

Food & Staples Retailing - 0.7%
Performance Food Group Co. (1)	6,700	268,201

Food Products - 1.1%
Conagra Brands, Inc.	15,500	411,060

Health Care Equipment & Supplies - 5.0%
Cooper Cos., Inc. (The)	1,580	532,286
Haemonetics Corp. (1)	2,350	282,799
ICU Medical, Inc. (1)	1,900	478,629
Teleflex, Inc.	1,581	523,548
		1,817,262

6 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Providers & Services - 2.2%
Amedisys, Inc. (1)	3,370	409,152
Centene Corp. (1)	7,300	382,812
		791,964

Household Products - 1.5%
Clorox Co. (The)	3,520	538,947

Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	9,500	458,375

Insurance - 6.2%
Alleghany Corp. (1)	606	412,753
Allstate Corp. (The)	3,600	366,084
American Financial Group, Inc.	3,217	329,646
Assurant, Inc.	3,550	377,649
First American Financial Corp.	7,225	387,982
RLI Corp.	4,200	359,982
		2,234,096

Interactive Media & Services - 1.4%
IAC/InterActiveCorp (1)	2,355	512,283

IT Services - 10.1%
Amdocs Ltd.	6,662	413,644
Black Knight, Inc. (1)	10,500	631,575
Cognizant Technology Solutions Corp., Class A	9,960	631,364
CSG Systems International, Inc.	7,400	361,342
Fidelity National Information Services, Inc.	6,130	752,028
GoDaddy, Inc., Class A (1)	4,500	315,675
Total System Services, Inc.	4,400	564,388
		3,670,016

Leisure Products - 0.6%
Brunswick Corp.	4,600	211,094

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	8,500	634,695

Machinery - 5.0%
Fortive Corp.	5,596	456,186
Gardner Denver Holdings, Inc. (1)	16,450	569,170
Parker-Hannifin Corp.	2,600	442,026
Xylem, Inc.	4,200	351,288
		1,818,670

www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Media - 0.8%
CBS Corp., Class B	5,900	294,410

Metals & Mining - 1.0%
Steel Dynamics, Inc.	11,600	350,320

Multi-Utilities - 4.3%
CMS Energy Corp.	13,818	800,201
Sempra Energy	5,464	750,972
		1,551,173

Pharmaceuticals - 2.5%
Jazz Pharmaceuticals plc (1)	3,460	493,257
Zoetis, Inc.	3,738	424,226
		917,483

Professional Services - 1.3%
Verisk Analytics, Inc.	3,270	478,924

Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	3,600	406,332
NXP Semiconductors NV	4,150	405,082
Skyworks Solutions, Inc.	6,537	505,114
		1,316,528

Software - 4.8%
ACI Worldwide, Inc. (1)	8,100	278,154
Altair Engineering, Inc., Class A (1)	10,150	409,958
ANSYS, Inc. (1)	1,475	302,110
CDK Global, Inc.	8,100	400,464
Crowdstrike Holdings, Inc., Class A (1)	1,317	89,938
RealPage, Inc. (1)	4,400	258,940
		1,739,564

Specialty Retail - 1.4%
Best Buy Co., Inc.	7,400	516,002

Textiles, Apparel & Luxury Goods - 2.6%
Columbia Sportswear Co.	3,800	380,608
Gildan Activewear, Inc.	14,150	547,322
		927,930

Total Common Stocks (Cost $30,624,307)		36,109,474

8 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

VALUE ($)

TOTAL INVESTMENTS (Cost $30,624,307) - 99.6%	36,109,474
Other assets and liabilities, net - 0.4%	144,810
NET ASSETS - 100.0%	36,254,284

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $404,603.
See notes to financial statements.

www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited) 9

CALVERT VP SRI MID CAP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $30,624,307) - including $404,603 of securities on loan	$36,109,474
Cash	419,335
Cash denominated in foreign currency, at value (cost $901)	902
Receivable for investments sold	318,347
Receivable for capital shares sold	434
Dividends receivable	33,471
Securities lending income receivable	40
Receivable from affiliate	771
Directors’ deferred compensation plan	6,780
Other assets	1,652
Total assets	36,891,206

LIABILITIES
Payable for investments purchased	541,384
Payable for capital shares redeemed	28,757
Payable to affiliates:
Investment advisory fee	19,067
Administrative fee	3,520
Sub-transfer agency fee	66
Directors’ deferred compensation plan	6,780
Accrued expenses	37,348
Total liabilities	636,922
NET ASSETS	$36,254,284

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(1,000,000,000 shares of $0.01 par value authorized)	$26,692,024
Distributable earnings	9,562,260
Total	$36,254,284

NET ASSET VALUE PER SHARE (based on net assets of $36,254,284 and 1,088,162 shares outstanding)	$33.32
See notes to financial statements.

10 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP SRI MID CAP PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $2,061)	$240,030
Interest income	1,374
Securities lending income, net	1,099
Total investment income	242,503

EXPENSES
Investment advisory fee	113,083
Administrative fee	20,877
Directors’ fees and expenses	1,144
Custodian fees	9,275
Transfer agency fees and expenses	8,652
Accounting fees	4,205
Professional fees	14,112
Reports to shareholders	6,457
Miscellaneous	3,002
Total expenses	180,807
Waiver and/or reimbursement of expenses by affiliate	(7,766)
Reimbursement of expenses-other	(473)
Net expenses	172,568
Net investment income	69,935

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	938,898
Foreign currency transactions	(133)
938,765

Net change in unrealized appreciation (depreciation) on:
Investment securities	5,601,169

Net realized and unrealized gain	6,539,934

Net increase in net assets resulting from operations	$6,609,869
See notes to financial statements.

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CALVERT VP SRI MID CAP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$69,935	$179,501
Net realized gain	938,765	2,904,421
Net change in unrealized appreciation (depreciation)	5,601,169	(4,239,757)
Net increase (decrease) in net assets resulting from operations	6,609,869	(1,155,835)

Distributions to shareholders	—	(4,008,187)

Net decrease in net assets from capital share transactions	(2,284,505)	(4,146,052)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,325,364	(9,310,074)

NET ASSETS
Beginning of period	31,928,920	41,238,994
End of period	$36,254,284	$31,928,920
See notes to financial statements.

12 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP SRI MID CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (1) (Unaudited)		Year Ended December 31,
			2018 (1)	2017 (1)	2016 (1)	2015 (1)	2014
Net asset value, beginning	$27.48		$31.96	$28.82	$31.01	$33.17	$37.74
Income from investment operations:
Net investment income (loss)	0.06		0.15	0.15	0.21	(0.02)	(0.02)
Net realized and unrealized gain (loss)	5.78		(1.09)	3.20	2.05	(1.06)	3.15
Total from investment operations	5.84		(0.94)	3.35	2.26	(1.08)	3.13
Distributions from:
Net investment income	—		(0.18)	(0.21)	—	—	—
Net realized gain	—		(3.36)	—	(4.45)	(1.08)	(7.70)
Total distributions	—		(3.54)	(0.21)	(4.45)	(1.08)	(7.70)
Total increase (decrease) in net asset value	5.84		(4.48)	3.14	(2.19)	(2.16)	(4.57)
Net asset value, ending	$33.32		$27.48	$31.96	$28.82	$31.01	$33.17
Total return (2)	21.25%	(3)	(4.43%)	11.65%	7.27%	(3.31%)	8.09%
Ratios to average net assets: (4)
Total expenses	1.04%	(5)	1.01%	1.04%	1.07%	1.10%	1.16%
Net expenses	0.99%	(5)	0.99%	0.99%	0.99%	1.09%	1.16%
Net investment income (loss)	0.40%	(5)	0.46%	0.49%	0.68%	(0.05%)	(0.06%)
Portfolio turnover	44%	(3)	62%	159%	170%	94%	91%
Net assets, ending (in thousands)	$36,254		$31,929	$41,239	$45,473	$49,584	$50,716

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

14 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$36,109,474	(1)	$—	$—	$36,109,474
Total Investments	$36,109,474		$—	$—	$36,109,474

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $113,083.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99% of the Fund’s average daily net assets. The

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expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $7,766.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $20,877.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $161 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $473, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, expenses incurred under the Servicing Plan amounted to $7,619 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $15,416,076 and $17,797,995, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,645,973
Gross unrealized appreciation	$5,827,581
Gross unrealized depreciation	(364,080)
Net unrealized appreciation (depreciation)	$5,463,501
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to

16 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $404,603 and the total value of collateral received was $402,064, comprised of U.S. Government and/or agencies securities.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$402,064	$—	$—	$—	$402,064
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at June 30, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	26,298	$820,665	71,378	$2,355,273
Reinvestment of distributions	—	—	126,481	4,008,187
Shares redeemed	(99,848)	(3,105,170)	(326,637)	(10,509,512)
Net decrease	(73,550)	($2,284,505)	(128,778)	($4,146,052)
At June 30, 2019, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 74.4%.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

18 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Mid Cap Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-year period ended September 30, 2018 and underperformed the median of the Fund’s peer universe and its benchmark index for the three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

20 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (Unaudited)

OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP SRI MID CAP PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24220 6.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.  Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 26, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     August 26, 2019